Note 8 - Loans Receivable, Net and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Financing Receivables [Text Block]

Note 8 – Loans Receivable, Net and Allowance for Credit Losses

The composition of net loans receivable is as follows (in thousands):

	December 31,
Real estate loans:	2025	2024
One-to-four family residential:
Owner occupied	$41,627	$25,927
Non-owner occupied	28,870	33,573
Total one-to-four family residential	70,497	59,500
Multi-family (five or more) residential	40,772	45,412
Commercial real estate	309,745	297,627
Construction	23,461	18,320
Home equity	5,374	5,739
Total real estate loans	449,849	426,598

Commercial business	96,318	114,921
Other consumer	33	46
Total Loans	546,200	541,565

Deferred loan (fees) and costs	664	(396)
Allowance for credit losses, net	(6,166)	(6,476)
Net Loans	$540,698	$534,693

The following table summarizes designated internal risk categories by portfolio segment and loan class, by origination year, as of December 31, 2025 (in thousands):

	Term Loans Amortized Cost by Origination Year
As of December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential owner occupied
Risk rating
Pass	$19,064	$6,685	$4,425	$4,566	$2,712	$3,486	$-	$40,938
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	299	-	390	-	689
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential owner occupied	$19,064	$6,685	$4,425	$4,865	$2,712	$3,876	$-	$41,627
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

One-to-four family residential non- owner occupied
Risk rating
Pass	$640	$1,254	$1,891	$4,196	$11,555	$9,237	$-	$28,773
Special mention	-	-	-	-	-	97	-	97
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential non-owner occupied	$640	$1,254	$1,891	$4,196	$11,555	$9,334	-	$28,870
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Multi-family residential
Risk rating
Pass	$-	$5,238	$905	$12,380	$10,072	$12,177	$-	$40,772
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total multi-family residential	$-	$5,238	$905	$12,380	$10,072	$12,177	$-	$40,772
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Commercial real estate
Risk rating
Pass	$36,974	$34,206	$39,730	$74,031	$51,938	$57,390	$8,542	$302,811
Special mention	-	-	-	569	-	540	-	1,109
Substandard	-	551	1,227	1,230	263	2,379	175	5,825
Doubtful	-	-	-	-	-	-	-	-
Total commercial real estate	$36,974	$34,757	$40,957	$75,830	$52,201	$60,309	$8,717	$309,745
Current period gross charge-offs	$-	$41	$-	$-	$-	$-	$-	$41

Construction
Risk rating
Pass	$16,961	$6,301	$199	$-	$-	$-	$-	$23,461
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total construction	$16,961	$6,301	$199	$-	$-	$-	$-	$23,461
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

	Term Loans Amortized Cost by Origination Year
As of December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total
Home equity
Risk rating
Pass	$-	$522	$494	$107	$-	$134	$4,117	$5,374
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total home equity	$-	$522	$494	$107	$-	$134	$4,117	$5,374
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Commercial business
Risk rating
Pass	$9,773	$3,725	$2,428	$26,784	$8,691	$2,161	$23,202	$76,764
Special mention	-	-	335	296	1,725	729	10	3,095
Substandard	-	11,729	-	1,890	2,130	410	300	16,459
Doubtful	-	-	-	-	-	-	-	-
Total commercial business	$9,773	$15,454	$2,763	$28,970	$12,546	$3,300	$23,512	$96,318
Current period gross charge-offs	$798	$-	$733	$-	$35	$-	$1,566	$1,566

Other consumer
Risk rating
Pass	$-	$-	$33	$-	$-	$-	$-	$33
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total other consumer	$-	$-	$33	$-	$-	$-	$-	$33
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Total
Pass	$83,412	$57,931	$50,105	$122,064	$84,968	$84,585	$35,861	$518,926
Special mention	-	-	335	865	1,725	1,366	10	4,301
Substandard	-	12,280	1,227	3,419	2,393	3,179	475	22,973
Doubtful	-	-	-	-	-	-	-	-
Total	$83,412	$70,211	$51,667	$126,348	$89,086	$89,130	$36,346	$546,200
Current period gross charge-offs	$-	$839	$-	$733	$-	$35	$-	$1,607

The following table summarizes designated internal risk categories by portfolio segment and loan class, by origination year, as of December 31, 2024 (in thousands):

	Term Loans Amortized Cost by Origination Year
As of December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential owner occupied
Risk rating
Pass	$7,290	$5,508	$5,078	$3,719	$1,632	$2,401	$-	$25,628
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	299	-	-	-	-	299
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential owner occupied	$7,290	$5,508	$5,377	$3,719	$1,632	$2,401	$-	$25,927
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

One-to-four family residential non-owner occupied
Risk rating
Pass	$1,363	$1,920	$6,049	$11,949	$1,835	$10,457	$-	$33,573
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential non-owner occupied	$1,363	$1,920	$6,049	$11,949	$1,835	$10,457	-	$33,573
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Multi-family residential
Risk rating
Pass	$5,274	$923	$12,713	$13,087	$4,068	$9,347	$-	$45,412
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total multi-family residential	$5,274	$923	$12,713	$13,087	$4,068	$9,347	$-	$45,412
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Commercial real estate
Risk rating
Pass	$35,478	$47,329	$80,933	$57,927	$22,637	$46,912	$4,394	$295,610
Special mention	-	746	333	116	-	-	50	1,245
Substandard	-	-	772	-	-	-	-	772
Doubtful	-	-	-	-	-	-	-	-
Total commercial real estate	$35,478	$48,075	$82,038	$58,043	$22,637	$46,912	$4,444	$297,627
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Construction
Risk rating
Pass	$4,498	$3,748	$5,546	$4,113	$-	$-	$-	$17,905
Special mention	-	415	-	-	-	-	-	415
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total construction	$4,498	$4,163	$5,546	$4,113	$-	$-	$-	$18,320
Current period gross charge-offs	$-	$-	$-	$-	$-	$187	$-	$187

	Term Loans Amortized Cost by Origination Year
As of December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total
Home equity
Risk rating
Pass	$529	$364	$-	$114	$-	$169	$4,563	$5,739
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total home equity	$529	$364	$-	$114	$-	$169	$4,563	$5,739
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Commercial business
Risk rating
Pass	$16,655	$4,056	$48,619	$18,554	$3,205	$1,826	$17,854	$110,769
Special mention	-	-	-	-	574	-	100	674
Substandard	296	-	702	2,387	33	-	60	3,478
Doubtful	-	-	-	-	-	-	-	-
Total commercial business	$16,951	$4,056	$49,321	$20,941	$3,812	$1,826	$18,014	$114,921
Current period gross charge-offs	$388	$-	$1,167	$56	$-	$-	$-	$1,611

Other consumer
Risk rating
Pass	$46	$-	$-	$-	$-	$-	$-	$46
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total other consumer	$46	$-	$-	$-	$-	$-	$-	$46
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

Total
Pass	$71,133	$63,848	$158,938	$109,463	$33,377	$71,112	$26,811	$534,682
Special mention	-	1,161	333	116	574	-	150	2,334
Substandard	296	-	1,773	2,387	33	-	60	4,549
Doubtful	-	-	-	-	-	-	-	-
Total	$71,429	$65,009	$161,044	$111,966	$33,984	$71,112	$27,021	$541,565
Current period gross charge-offs	$388	$-	$1,167	$56	$-	$187	$-	$1,798

The following tables present non-performing loans by classes of the loan portfolio as of December 31, 2025 and December 31, 2024 (in thousands):

	December 31, 2025
	Non-accrual loans			90 Days or More Past Due and Accruing	Total Non-Performing
	With a Related Allowance	Without a Related Allowance	Total
One-to-four family residential owner occupied	$-	$689	$689	$266	$955
Commercial real estate	427	1,905	2,332	1,238	3,570
Commercial business	964	1,849	2,813	2	2,815
Total	$1,391	$4,443	$5,834	$1,506	$7,340

As part of the discontinued operations of OCH, the Bank retained approximately 60 loans totaling $4.4 million loans, which were classified as non-accrual. As of December 31, 2025, the value of these total $854,000, made up of approximately 24 loans. The Bank continues to monitor these loans for collectability.

	December 31, 2024
	Non-accrual loans			90 Days or More Past Due and Accruing	Total Non-Performing
	With a Related Allowance	Without a Related Allowance	Total
One-to-four family residential owner occupied	$-	$299	$299	$395	$694
Commercial real estate	-	1,519	1,519	167	1,686
Commercial business	1,097	2,680	3,777	164	3,941
Total	$1,097	$4,498	$5,595	$726	$6,321

As part of the discontinued operations of OCH, the Bank retained approximately 60 loans totaling $4.4 million loans, which were classified as non-accrual. As of December 31, 2024, the value of these total $2.6 million, made up of approximately 30 loans. The Bank continues to monitor these loans for collectability.

Occasionally, the Bank modifies loans to borrowers in financial distress by providing principal forgiveness and term extensions. When principal forgiveness is provided, the amount of forgiveness is charged-off against the allowance for credit losses.

In some cases, the Bank provides multiple types of concessions on one loan. Typically, one type of concession, such as a term extension, is granted initially. If the borrower continues to experience financial difficulty, another concession, such as principal forgiveness, may be granted.

As of December 31, 2025, there was one commercial business loan with an amortized cost of $34,000 which was granted a term extension resulting in a change in the maturity date, from August 2027 to February 2030 in addition to principal forgiveness of $2,000. This loan represented 0.01% of loans receivable, net.

Following is a summary, by loan portfolio class, of changes in the allowance for credit losses for the year ended December 31, 2025 (in thousands):

	December 31, 2025
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Total
Allowance for credit losses:
Beginning balance	$177	$178	$442	$2,337	$156	$56	$3,130	$6,476
Charge-offs	-	-	-	(41)	-	-	(1,566)	(1,607)
Recoveries	-	-	-	-	-	-	100	100
Provision	122	(29)	(144)	126	384	(8)	746	1,197
Ending balance	$299	$149	$298	$2,422	$540	$48	$2,410	$6,166

The Bank allocated increased allowance for credit loss provisions to the construction loan portfolio class for the year ended December 31, 2025, due primarily to changes in qualitative factors and quantitative factors in this portfolio class. The Bank allocated increased allowance for credit loss provisions to the one-to-four family residential owner-occupied portfolio class for the year ended December 31, 2025, due primarily to increased loan balances in this portfolio class. The Bank allocated decreased allowance for credit loss provisions to the multi-family residential portfolio class for the year ended December 31, 2025, due primarily to decreased loan balances in this portfolio class. The Bank allocated decreased allowance for credit loss provisions to the commercial business loan portfolio class for the year ended December 31, 2025, due primarily to a decrease in loan balances, and a decrease in charge-offs in this portfolio class.

Following is a summary, by loan portfolio class, of changes in the allowance for credit losses for the year ended December 31, 2024 (in thousands):

	December 31, 2024
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Total
Allowance for credit losses:
Beginning balance	$153	$219	$420	$2,784	$583	$61	$2,538	$6,758
Charge-offs	-	-	-	-	(187)	-	(1,611)	(1,798)
Recoveries	-	-	-	-	-	-	10	10
Provision	24	(41)	22	(447)	(240)	(5)	2,193	1,506
Ending balance	$177	$178	$442	$2,337	$156	$56	$3,130	$6,476

The Bank allocated decreased allowance for credit loss provisions to the commercial real estate loan portfolio class for the year ended December 31, 2024, due primarily to decreased loan balances in this portfolio class. The Bank allocated increased allowance for credit loss provisions to the commercial business loan portfolio class for the year ended December 31, 2024, due primarily to changes in qualitative factors associated with the current economic environment in this portfolio class. The Bank allocated decreased allowance for credit loss provisions to the construction loan portfolio class for the year ended December 31, 2024, due primarily to changes in qualitative factors and quantitative factors in this portfolio class.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2025 and December 31, 2024 (in thousands):

	December 31, 2025
	30-89 Days Past Due	90 Days or More Past Due	Current	Total Loans Receivable
One-to-four family residential owner occupied	$-	$954	$40,673	$41,627
One-to-four family residential non-owner occupied	189	-	28,681	28,870
Multi-family residential	1,660	-	39,112	40,772
Commercial real estate	8,653	3,570	297,522	309,745
Construction	97	-	23,364	23,461
Home equity	25	-	5,349	5,374
Commercial business	1,705	2,816	91,797	96,318
Other consumer	-	-	33	33
Total	$12,329	$7,340	$526,531	$546,200

	December 31, 2024
	30-89 Days Past Due	90 Days or More Past Due	Current	Total Loans Receivable
One-to-four family residential owner occupied	$209	$694	$25,024	$25,927
One-to-four family residential non-owner occupied	569	-	33,004	33,573
Multi-family residential	85	-	45,327	45,412
Commercial real estate	10,063	1,686	285,878	297,627
Construction	4,528	-	13,792	18,320
Home equity	35	-	5,704	5,739
Commercial business	873	3,941	110,107	114,921
Other consumer	-	-	46	46
Total	$16,362	$6,321	$518,882	$541,565

For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

As of December 31, 2025, the Company had initiated formal foreclosure procedures on $655,000 of residential mortgages.

For the years ended December 31, 2025 and 2024 there was no interest income recognized on non-accrual loans on a cash basis. Interest income foregone on non-accrual loans was approximately $456,000 for the year ended December 31, 2025 and $564,000 for the year ended December 31, 2024.